SCHEDULE OF MATURITY ANALYSIS (Details) - Jun. 30, 2026	USD ($)	CNY (¥)
Debt Disclosure [Abstract]
2027	$ 163,140	¥ 1,106,919
2028	14,990	101,710
Total long-term loans	$ 178,130	¥ 1,208,629